Pay vs Performance Disclosure - USD ($)		1 Months Ended	12 Months Ended
	Apr. 08, 2024	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the “compensation actually paid” (“CAP”) to our current and former principal executive officers (“PEOs”) and our non-PEO named executive officers (“Non-PEO NEOs”) and certain aspects of our financial performance for the fiscal years ended December 31, 2024, 2023 and 2022.

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return: Value of Initial $100 Investment(5)	Net Income(6)
2024	$3,804,665	$2,176,330	$1,423,378	$952,463	$15	$(37,384,000)
2023	$2,875,167	$1,424,903	$1,200,561	$654,974	$8	$(58,625,000)
2022	$4,125,172	$1,020,990	$1,736,422	$124,911	$24	$(25,557,000)

(1)	Ryan Steelberg served as our PEO for the entirety of 2023 and 2024. Chad Steelberg served as our PEO for the entirety of 2022. Our Non-PEO NEOs for the applicable years were as follows:
•	2024: Michael Zemetra
•	2023: Michael Zemetra
•	2022: Ryan Steelberg and Michael Zemetra
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable years for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable years for our Non-PEO NEOs.

(3)
Amounts reported in this column represent CAP to our PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the PEO for 2024 to determine CAP for 2024:

	PEO	2024
	Summary Compensation Table - Total Compensation	$3,804,665
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year*	$3,116,122
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$656,000
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$154,875
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$676,912
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$2,176,330

Equity award values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
*
On April 8, 2024, the Compensation Committee granted to Ryan Steelberg an award of RSUs representing the right to receive 122,399 shares of our common stock upon vesting. This award was intended as a 2024 salary replacement award due to the fact that Mr. Steelberg’s annual base salary was reduced to $1 in May 2023. The 2024 salary replacement award had a grant date fair value of $853,121 as computed in accordance with ASC Topic 718. The portion of the grant date fair value of the that replaced Mr. Steelberg’s foregone base salary of $524,999 is reflected in the “Salary” column for 2024 in the Summary Compensation Table, and is accordingly not reflected in “Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year” in the table provided in this footnote 3. The fair value of this award is reflected in “Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year” in the table provided in this footnote 3.

(4)
Amounts reported in this column represent CAP to our Non-PEO NEOs, based on their average total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the Non-PEO NEOs for 2024 to determine CAP for 2024:

	Non-PEO NEO Average	2024
	Summary Compensation Table - Total Compensation	$1,423,378
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$912,300
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$334,560
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$97,518
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$9,306
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$952,463

Please see footnote 1 for the Non-PEO NEOs included in the average for 2024. Equity award values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(5)
Pursuant to Item 402(v), the comparison assumes $100 was invested on December 31, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	Ryan Steelberg served as our PEO for the entirety of 2023 and 2024. Chad Steelberg served as our PEO for the entirety of 2022. Our Non-PEO NEOs for the applicable years were as follows:
•	2024: Michael Zemetra
•	2023: Michael Zemetra
•	2022: Ryan Steelberg and Michael Zemetra

PEO Total Compensation Amount			$ 3,804,665	$ 2,875,167	$ 4,125,172
PEO Actually Paid Compensation Amount			$ 2,176,330	1,424,903	1,020,990
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent CAP to our PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the PEO for 2024 to determine CAP for 2024:

	PEO	2024
	Summary Compensation Table - Total Compensation	$3,804,665
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year*	$3,116,122
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$656,000
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$154,875
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$676,912
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$2,176,330

Equity award values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
*
On April 8, 2024, the Compensation Committee granted to Ryan Steelberg an award of RSUs representing the right to receive 122,399 shares of our common stock upon vesting. This award was intended as a 2024 salary replacement award due to the fact that Mr. Steelberg’s annual base salary was reduced to $1 in May 2023. The 2024 salary replacement award had a grant date fair value of $853,121 as computed in accordance with ASC Topic 718. The portion of the grant date fair value of the that replaced Mr. Steelberg’s foregone base salary of $524,999 is reflected in the “Salary” column for 2024 in the Summary Compensation Table, and is accordingly not reflected in “Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year” in the table provided in this footnote 3. The fair value of this award is reflected in “Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year” in the table provided in this footnote 3.

Non-PEO NEO Average Total Compensation Amount			$ 1,423,378	1,200,561	1,736,422
Non-PEO NEO Average Compensation Actually Paid Amount			$ 952,463	654,974	124,911
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent CAP to our Non-PEO NEOs, based on their average total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the Non-PEO NEOs for 2024 to determine CAP for 2024:

	Non-PEO NEO Average	2024
	Summary Compensation Table - Total Compensation	$1,423,378
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$912,300
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$334,560
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$97,518
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$9,306
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$952,463

Please see footnote 1 for the Non-PEO NEOs included in the average for 2024. Equity award values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 15	8	24
Net Income (Loss)			$ (37,384,000)	$ (58,625,000)	$ (25,557,000)
PEO Name			Ryan Steelberg	Ryan Steelberg	Chad Steelberg
Ryan Steelberg [Member]
Pay vs Performance Disclosure
Number of Shares to be Received Upon Vesting of Restricted Stock Units	122,399
PEO Salary		$ 1
Grant Date Fair Value of Equity Instruments Other Than Options			$ 853,121
Foregone Base Salary			524,999
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,116,122)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			656,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			154,875
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			676,912
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(912,300)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			334,560
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			97,518
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,306
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0